Intangible assets, net and Goodwill - Narrative (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 reporting_unit	Dec. 31, 2023 USD ($) segment trade_name	Dec. 31, 2022 USD ($)
Basis of presentation
Increase in intangible assets			$ 62,300
Amortization of intangible assets			$ 105,700	$ 92,600
Number of trade names | trade_name			2
Weighted average amortization period			12 years 3 months 29 days
Loss on impairment			$ 67,076	82,615
Number of reporting units | reporting_unit		16
Number of reportable segments | segment			2
Number of operating segments | segment			2
Goodwill Impairment			$ 50,702	$ 55,422
Discontinued operations
Basis of presentation
Loss on impairment			7,800
California
Basis of presentation
Impairment losses			300
Colorado Cash Generating Unit
Basis of presentation
Impairment losses			13,900
Massachusetts Cash Generating Unit
Basis of presentation
Impairment losses			19,400
North Dakota and Oregon Cash Generating Unit
Basis of presentation
Impairment losses			3,600
Nevada
Basis of presentation
Goodwill Impairment			$ 43,992
Nevada | Discontinued operations
Basis of presentation
Goodwill Impairment	$ 6,700